UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-3418
CALVERT CASH RESERVES
(Exact name of registrant as specified in charter)
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)
William M. Tartikoff, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)
Registrant’s telephone number, including area code: (301) 951-4800
Date of fiscal year end: September 30
Date of reporting period: First quarter ended December 31, 2005

     Item 1. Schedule of Investments.
CALVERT CASH RESERVES INSTITUTIONAL PRIME
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005

	Principal
Taxable Municipal Obligations - 1.4%	Amount	Value

Dallas Texas GO Bonds, 3.24%, 2/15/06	$1,000,000	$1,000,000
New York State GO Bonds, 4.20%, 3/15/10, LOC: Dexia Credit Local (mandatory put, 8/3/06 @ 100)(r)	1,000,000	1,000,000

Total Taxable Municipal Obligations (Cost $2,000,000)		2,000,000

Taxable Variable Rate Demand Notes - 84.6%

Akron Hardware Consultants, Inc., 4.43%, 11/1/22, LOC: FirstMerit Bank, C/LOC: FHLB (r)	409,000	409,000
American Buildings Co., 4.41%, 8/1/20, LOC: Canadian Imperial (r)	2,200,000	2,200,000
Antigo Wisconsin IDA Revenue, 4.35%, 12/1/18, LOC: U.S. Bank (r)	1,900,000	1,900,000
BJS Family LP, 4.35%, 5/1/15, LOC: SunTrust Bank (r)	1,870,000	1,870,000
Bloomington Minnesota MFH Revenue, 4.38%, 11/15/32, LOC: Fannie Mae (r)	180,000	180,000
Butler County Alabama IDA Revenue, 4.41%, 3/1/12, LOC: Whitney National Bank, C/LOC: FHLB (r)	370,000	370,000
California Statewide Communities Development Authority Revenue:
4.55%, 8/1/32, LOC: U.S. Bank (r)	720,000	720,000
4.51%, 12/15/34, LOC: Fannie Mae (r)	1,190,000	1,190,000
4.51%, 12/15/36, LOC: Bank of the West (r)	2,000,000	2,000,000
Chambers County Alabama IDA Revenue, 4.41%, 2/1/28, LOC: Colonial Bank, C/LOC: FHLB (r)	1,615,000	1,615,000
Chatham Centre LLC, 4.53%, 4/1/22, LOC: Bank of North Georgia (r)	3,040,000	3,040,000
CIDC-Hudson House LLC, 4.50%, 12/1/34, LOC: Hudson River Bank & Trust, C/LOC: FHLB (r)	3,755,000	3,755,000
Columbus Georgia Development Authority Revenue, 4.40%, 9/1/23, LOC: SunTrust Bank (r)	2,425,000	2,425,000
Dakota County Minnesota MFH Revenue, 4.38%, 1/1/38, LOC: Lasalle Bank (r)	700,000	700,000
Dayton Wheel Concepts, Inc., 4.46%, 5/1/24, LOC: National City Bank (r)	3,820,000	3,820,000
Durham North Carolina GO, 4.46%, 5/1/18, BPA: Bank of America (r)	5,285,000	5,285,000
Fanny’s Properties LLC, 4.35%, 10/1/32, LOC: Comerica Bank (r)	1,840,000	1,840,000
Florida State Housing Finance Corp. MFH Revenue, 4.38%, 10/15/32, LOC: Fannie Mae (r)	540,000	540,000
Four Fishers LLC, 4.44%, 4/1/24, LOC: Standard Federal Bank (r)	1,395,000	1,395,000
Grove City Church of the Nazarene, 4.46%, 2/1/24, LOC: National City Bank (r)	2,678,000	2,678,000
Haskell Capital Partners Ltd., 4.47%, 9/1/20, LOC: Colonial Bank, C/LOC: FHLB (r)	4,610,000	4,610,000
Heritage Funeral Services LLC, 4.52%, 2/1/18, LOC: Old National Bank, C/LOC: Northern Trust Co. (r)	380,000	380,000
HHH Investment Co., 4.45%, 7/1/29, LOC: Bank of the West (r)	2,220,000	2,220,000
HoPo Realty Investments LLC, 4.48%, 12/1/21, LOC: Wachovia Bank (r)	4,910,000	4,910,000
Iowa State Finance IDA Revenue, 4.54%, 11/1/17, LOC: Societe Generale (r)	2,930,000	2,930,000
Jackson County Georgia IDA Revenue, 4.43%, 6/1/25, LOC: Community Bank & Trust, C/LOC:FHLB (r)	6,000,000	6,000,000
Lee County Florida IDA Revenue, 4.40%, 6/1/10, LOC: SunTrust Bank (r)	1,790,000	1,790,000
Long Beach City California GO, 4.50%, 11/1/30, LOC: Allied Irish Bank (r)	1,450,000	1,450,000
Macon-Bibb County Georgia IDA Revenue, 4.48%, 7/1/14, LOC: AmSouth Bank (r)	2,500,000	2,500,000
Meriter Hospital, Inc., 4.43%, 12/1/16, LOC: U.S. Bank (r)	2,650,000	2,650,000
Michigan State Strategic Fund Economic Development LO Revenue, 4.35%, 12/1/16, LOC: Comerica Bank (r)	815,000	815,000
Middletown New York IDA Revenue, 4.50%, 6/1/15, LOC: Provident Bank, C/LOC: FHLB (r)	1,400,000	1,400,000
Mississippi Business Finance Corp. Revenue, 4.46%, 8/1/24, LOC: Union Planters National (r)	2,810,000	2,810,000
MOB Management One LLC, 4.78%, 12/1/26, LOC: Columbus Bank & Trust (r)	2,000,000	2,000,000
MOB Management Two LLC, 4.78%, 12/1/31, LOC: Columbus Bank & Trust (r)	935,000	935,000
Montgomery County New York IDA Revenue, 4.54%, 5/1/25, LOC: FHLB (r)	1,360,000	1,360,000
Montgomery County Pennsylvania IDA Revenue, 4.50%, 12/1/16, LOC: Wilmington Trust Co. (r)	1,730,000	1,730,000
New York City Housing Development Corp. MFH Revenue, 4.37%, 4/15/29, LOC: Fannie Mae (r)	375,000	375,000
Ogden City Utah Redevelopment Agency Revenue, 4.53%, 1/1/31, LOC: Bank of New York (r)	3,000,000	3,000,000
Omaha Nebraska SO, 4.48%, 2/1/26, BPA: Dexia Credit Local, AMBAC Insured (r)	4,500,000	4,500,000
Ontario County New York IDA Revenue, 4.55%, 12/1/36, LOC: Citizens Bank (r)	1,500,000	1,500,000
Osprey Management Co. LLC, 4.42%, 6/1/27, LOC: Wells Fargo Bank (r)	2,700,000	2,700,000
Peoploungers, Inc., 4.41%, 4/1/18, LOC: Bank of New Albany, C/LOC: FHLB (r)	1,200,000	1,200,000
Racetrac Capital LLC, 4.42%, 9/1/20, LOC: Regions Bank (r)	1,300,000	1,300,000
Roosevelt Paper Co., 4.50%, 6/1/12, LOC: Wachovia Bank (r)	3,600,000	3,600,000
Schenectady New York Metroplex Development Authority Revenue, 4.39%, 8/1/28, BPA: Key Bank, FSA Insured (r)	2,000,000	2,000,000
Scott Street Land Co. :
4.38%, 12/1/21, LOC: Fifth Third Bank (r)	600,000	600,000
4.38%, 1/3/22, LOC: Fifth Third Bank (r)	3,595,000	3,595,000
Shawnee Kansas Private Activity Revenue, 4.46%, 12/1/12, LOC: JP Morgan Chase Bank (r)	2,020,000	2,020,000
Southeast Alabama Gas Distribution Revenue, 4.41%, 6/1/25, BPA: AmSouth Bank, AMBAC Insured (r)	4,700,000	4,700,000
Southern Indiana Investments Company Two LLC, 4.42%, 10/15/26, LOC: Old National Bank, C/LOC: FHLB (r)	220,000	220,000
St. Joseph County Indiana Economic Development Revenue, 4.66%, 6/1/27, LOC: FHLB (r)	160,000	160,000
Stevens Creek LLC, 4.50%, 11/1/33, LOC: Bank of the West (r)	3,250,000	3,250,000
SunAmerica Trust Various States Revenue, 4.639%, 7/1/41, LOC: Freddie Mac (r)	1,375,000	1,375,000
Sussex County Delaware Revenue, 4.61%, 11/1/27, LOC: Wilmington Trust Co. (r)	2,400,000	2,400,000
Taylor County Kentucky Tax Notes, 4.41%, 1/1/19, LOC: Peoples Bank & Trust, C/LOC: FHLB (r)	3,015,000	3,015,000
Tyler Enterprises LLC, 4.44%, 10/1/22, LOC: Peoples Bank & Trust, C/LOC: FHLB (r)	475,000	475,000
Washington State Housing Finance Commission Non-Profit Housing Revenue, 4.57%, 1/1/30, LOC: Wells Fargo Bank (r)	1,361,000	1,361,000

Total Taxable Variable Rate Demand Notes (Cost $121,768,000)		121,768,000

	Principal
	Amount	Value

Certificates of Deposit - 0.7%

Toronto Dominion Bank, 3.94%, 7/10/06	1,000,000	998,915

Total Certificates of Deposit (Cost $998,915)		998,915

U.S. Government Agencies and Instrumentalities - 13.4%

Fannie Mae:
2.50%, 5/10/06	1,000,000	995,704
3.25%, 7/12/06	2,000,000	1,994,801
Fannie Mae Discount Notes:
3/31/06	1,000,000	991,570
9/29/06	2,000,000	1,934,433
Federal Home Loan Bank:
1.90%, 4/12/06	1,450,000	1,443,239
3.90%, 5/24/06 (r)	1,000,000	1,000,000
3.85%, 6/22/06 (r)	2,000,000	2,000,000
4.00%, 7/28/06	1,000,000	1,000,000
4.20%, 10/6/06	1,000,000	1,000,000
4.50%, 11/3/06	1,000,000	1,000,000
Federal Home Loan Bank Discount Notes:
2/10/06	1,000,000	995,772
6/2/06	1,000,000	985,433
Freddie Mac:
1.875%, 6/30/06	1,000,000	991,579
3.70%, 6/30/06	2,000,000	2,000,000
Freddie Mac Discount Notes, 5/30/06	1,000,000	985,617

Total U.S. Government Agencies and Instrumentalities (Cost $19,318,148)		19,318,148

TOTAL INVESTMENTS (Cost $144,085,063) - 100.1%		144,085,063
Other assets and liabilities, net — (0.1%)		(204,389)

Net Assets - 100%		$143,880,674

(r)	The coupon rate shown on floating or adjustable rate securites represents the rate at period end.
Explanation of Guarantees:
BPA: Bond Purchase Agreement
C/LOC: Confirming Letter of Credit
LOC: Letter of Credit
Abbreviations:
AMBAC: American Municipal Bond Assurance Corp.
FHLB: Federal Home Loan Bank
FSA: Financial Security Assurance Inc.
GO: General Obligation
IDA: Industrial Development Authority
LLC: Limited Liability Corporation
LP: Limited Partnership
LO: Limited Obligation
MFH: Multi-Family Housing
SO: Special Obligation
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

NOTE A — SIGNIFICANT ACCOUNTING POLICIES
General: Calvert Institutional Prime Fund (the “Fund”), the sole series of Calvert Cash Reserves, is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund offers shares of beneficial interest to the public with no sales charge.
Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). All securities are valued at amortized cost which approximates fair value in accordance with Rule 2a-7 of the Investment Company Act of 1940.
Repurchase Agreements: The Fund may enter into repurchase agreements with recognized financial institutions or registered broker/dealers and, in all instances, holds underlying securities with a value exceeding the total repurchase price, including accrued interest. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.
Security Transactions and Net Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.
Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income are accrued daily and paid monthly. Distributions from net realized capital gains, if any, are paid annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.
Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Expense Offset Arrangements: The Fund has an arrangement with its custodian bank whereby the custodian’s and transfer agent’s fees may be paid indirectly by credits earned on the Fund’s cash on deposit with the bank. These credits are used to reduce the Fund’s expenses. Such a deposit arrangement is an alternative to overnight investments.
Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Money Market Insurance: The Fund has obtained private insurance that partially protects it against default of principal or interest payments on the instruments it holds. U.S. government securities held by the Fund are excluded from this coverage. Coverage under the policy is subject to certain conditions and may not be renewable upon expiration. While the policy is intended to provide some protection against credit risk and to help the fund maintain a constant price per share of $1.00, there is no guarantee that the insurance will do so.

NOTE B — TAX INFORMATION
The cost of investments owned at December 31, 2005 for federal income tax purposes was $144,085,063.
Net realized capital loss carryforward for federal income tax purposes of $43,111 and $5,582 at September 30, 2005 may be utilized to offset future capital gains until expiration in September 2009 and September 2012, respectively.
Item 2. Controls and Procedures.
(a) The principal executive and financial officers concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.
(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).
     Filed herewith.

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
CALVERT CASH RESERVES

By:	/s/ Barbara J. Krumsiek Barbara J. Krumsiek
President — Principal Executive Officer

Date:	March 1, 2006
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Barbara J. Krumsiek Barbara J. Krumsiek
President — Principal Executive Officer

Date:	March 1, 2006

/s/ Ronald M. Wolfsheimer
Ronald M. Wolfsheimer
Treasurer — Principal Financial Officer

Date:	March 1, 2006